Earnings per ordinary share - Summary of earnings (loss) per ordinary shares (Footnotes) (Detail) - shares shares in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings per share [line items]
Weighted average number of shares outstanding (in shares)	1,617.4	1,630.1	1,719.3
Effect of dilutive securities shares	11.2	12.0	12.4
Rio Tinto plc
Earnings per share [line items]
Weighted average number of shares outstanding (in shares)	1,246.5	1,259.4	1,312.7
Rio Tinto Limited
Earnings per share [line items]
Weighted average number of shares outstanding (in shares)	370.9	370.7	406.6